Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Cash equivalents			$ 733
Accounts receivable	81,000		$ 4,768
Impairment loss
Cash FDIC insured amount
Computer Software [Member]
Estimated useful life property and equipment	5 years